11. Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2018
Trade And Other Payables
Trade and other payables
CURRENT	2018 $	2017 $
Unsecured liabilities:
Trade payables	9,730	82
Sundry payables and accrued expenses	10,990	20,990
	20,720	21,072